Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member]	Common Stock [Member] M2i Global Inc [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] M2i Global Inc [Member]	Retained Earnings [Member]	Retained Earnings [Member] M2i Global Inc [Member]	Total	M2i Global Inc [Member]	Preferred Stock [Member] M2i Global Inc [Member]	Treasury Stock, Common [Member] M2i Global Inc [Member]	Total [Member] M2i Global Inc [Member]
Beginning balance at Nov. 30, 2023			$ 514,334		$ 995,541		$ (2,113,921)			$ 100	$ (435,000)	$ (1,038,946)
Balance, shares at Nov. 30, 2023			514,333,691							100,000
Shares issued for cash received			$ 109,138		1,918,347							2,027,485
Net loss							(3,887,261)		$ (3,887,261)			(3,887,261)
Shares issued for cash received, shares			109,137,500
Shares issued for contract agreements			$ 20,000		(18,000)							2,000
Shares issued for contract agreements, shares			20,000,000
Shares cancelled			$ (61,767)		55,617							(6,150)
Shares cancelled, shares			(61,766,666)
Cash received for shares to be issued					370,400							370,400
Ending balance at Nov. 30, 2024			$ 581,705		3,321,905		(6,001,182)		(2,532,472)	$ 100	(435,000)	(2,532,472)
Balance, shares at Nov. 30, 2024			581,704,525							100,000
Beginning balance at Dec. 31, 2023	$ 3,000			$ 78,410,000		$ (63,662,000)		$ 14,751,000
Balance, shares at Dec. 31, 2023		1,121,738
Stock-based compensation				211,000				211,000
Exercise of stock options				94,000				94,000
Issuance of common stock	2,000			5,003,000				5,005,000
Shares issued for cash received				4,250,000				4,250,000
Net loss						(40,645,000)		(40,645,000)
Ending balance at Dec. 31, 2024	5,000			87,968,000		(104,307,000)		(16,334,000)
Balance, shares at Dec. 31, 2024		1,843,852
Beginning balance at Nov. 30, 2024			$ 581,705		3,321,905		(6,001,182)		(2,532,472)	$ 100	(435,000)	(2,532,472)
Balance, shares at Nov. 30, 2024			581,704,525							100,000
Shares issued for cash received			$ 102,578		662,004							764,582
Net loss							(6,492,569)		(6,492,569)			(6,492,569)
Shares issued for cash received, shares			102,578,206
Cash received for shares to be issued					5,000							5,000
Shares issued for services			$ 28,362		1,179,128							1,207,490
Shares issued for services, shares			28,362,328
Ending balance at Nov. 30, 2025			$ 712,645		$ 5,168,037		$ (12,493,751)		$ (7,047,969)	$ 100	$ (435,000)	$ (7,047,969)
Balance, shares at Nov. 30, 2025			712,645,059							100,000
Beginning balance at Dec. 31, 2024	5,000			87,968,000		(104,307,000)		(16,334,000)
Balance, shares at Dec. 31, 2024		1,843,852
Stock-based compensation				605,000				605,000
Issuance of common stock				10,344,000				10,344,000
Net loss						5,173,000		5,173,000
Dividends payable						(1,637,000)		$ (1,637,000)
Shares issued for cash received, shares								432,099
Ending balance at Dec. 31, 2025	$ 5,000			$ 98,917,000		$ (100,771,000)		$ (1,849,000)
Balance, shares at Dec. 31, 2025		9,510,784